Share buy-back plans	12 Months Ended
Dec. 31, 2021
Equity [Abstract]
Share buy-back plans
Note 22: Share buy-back plans

From time to time, the Bank may seek to repurchase and retire equity securities of the Bank, through cash purchase, privately negotiated transactions, or otherwise. Such transactions, if any, depend on prevailing market conditions, liquidity and capital requirements, contractual restrictions, and other factors.

Common Share Buy-Back Program
On December 6, 2018, the Board approved, with effect from December 10, 2018 to February 29, 2020, a common share buy-back program, authorizing the purchase of up to 2.5 million common shares.

On December 2, 2019, the Board approved a new $125 million common share repurchase program, authorizing the purchase of up to 3.5 million common shares through to February 28, 2021. The new program came into effect on December 20, 2019 following the completion of the previous program.

On February 10, 2021, the Board approved a new common share repurchase program, authorizing the purchase of up to 2.0 million common shares through to February 28, 2022.

On February 14, 2022, the Board approved a new common share repurchase program, authorizing the purchase of up to 2.0 million common shares through to February 28, 2023.

In the year ended December 31, 2021, the Bank repurchased and retired 534,828 shares.

	Year ended December 31
Common share buy-backs	2021	2020	2019
Acquired number of shares (to the nearest 1)	534,828	3,452,000	2,293,788
Average cost per common share	36.93	25.10	35.55
Total cost (in US dollars)	19,753,336	86,639,889	81,534,076